Dividends (Details) ¥ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Dividends
Cash dividend declared	¥ 6,723,859		¥ 3,508,379	¥ 4,280,465
Less than
Dividends
Quarterly cash dividend distribution percentage			30.00%	30.00%
Equal to or more than
Dividends
Quarterly cash dividend distribution percentage			20.00%	20.00%
With respect to fiscal year 2021
Dividends
Cash dividend declared			¥ 4,931,000
With respect to fiscal year 2022
Dividends
Cash dividend declared	¥ 6,252,500	$ 906.5